Condensed Consolidated Statements of Operations (Parenthetical) - $ / shares						1 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2025	May 15, 2025	Apr. 30, 2025	Dec. 31, 2024	Feb. 15, 2024	May 31, 2025	Apr. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Sale of stock, number of shares issued in transaction		414,000,000
IPO [Member]
Sale of stock, number of shares issued in transaction								5,400,000
Founders Shares [Member]
Stock dividends, shares			0.2				0.2
Stock issued during period, shares, new issues			1,437,500		1,437,500		1,437,500
Shares, outstanding			8,625,000				8,625,000
Founders Shares [Member] | Sponsor [Member]
Stock issued during period, shares, acquisitions					7,187,500
Shares acquired, average cost per share					$ 0.003
Founders Shares [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction		1,350,000
Common Class B Founder Shares [Member] | Sponsor [Member]
Stock issued during period, shares, new issues	1,725,000					1,725,000
Shares, outstanding	10,350,000					10,350,000
Common Class B [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction		41,400,000
Common Class B [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction		1,350,000		1,350,000					1,125,000
Stock issued during period, shares, new issues									1,125,000
Shares, outstanding				0.0001					0.0001